Revenue (Deferred commission cost assets) (Details) - CAD ($) $ in Millions	6 Months Ended
	Feb. 28, 2019	Feb. 28, 2018
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Opening balance	$ 48
Ending balance	53
Costs to obtain contracts with customers [member]
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Opening balance	75	$ 57
Additions to deferred commission cost assets	37	31
Amortization recognized on deferred commission cost assets	(31)	(24)
Ending balance	$ 81	$ 64